Subsequent Events (Detail) - Distribution Agreement With Heineken Brazil [Member]	1 Months Ended
Feb. 28, 2021
Disclosure of non-adjusting events after reporting period [line items]
Term of distribution agreement	5 years
Renewal term of distribution agreement	5 years